Schedule of valuation techniques used and key inputs to valuation of leasehold land and buildings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Weightage average	$ 16,532,686	$ 17,105,459
SG [member]
IfrsStatementLineItems [Line Items]
Valuation techniques	Market comparison approach
Significant unobservable inputs	Price per square foot
SG [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weightage average	$ 113	67
SG [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Weightage average	$ 396	$ 141